Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Net sales Based on Geographic Areas	The following is a summary of net sales for the three months ended March 31, 2026 and 2025, based on the country of the corporate headquarters of the ultimate end customer (in thousands):

	Three months ended March 31,
	2026	2025
United States	$20,193	$13,752
China	3,440	968
Rest of the World*	1,427	1,012

Total	$25,060	$15,732

*	Other countries individually less than 10%
The following is a summary of net sales for the years ended December 31, 2025 and 2024, based on the country of the corporate headquarters of the ultimate end customer (in thousands):

	2025	2024
United States	$61,979	$36,554
China	6,227	38,016
Netherlands	578	34
Rest of the World*	3,730	1,463

Total	$72,514	$76,067

*	Other countries individually less than 10%

Summary Of Capitalized Software Costs
Capitalized cloud-based computing implementation costs as of December 31, 2025 and 2024 are:

	2025	2024
Capitalized cloud-based computing implementation costs	$1,137	$1,137
Less: Accumulated amortization	583	380
Write-off of net cloud-based computing implementation costs	(554)	—

Capitalized cloud-based computing implementation costs, net	$—	$757